Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Summary of Significant Accounting Policies
Schedule of change in the allowance for doubtful accounts

The change in the allowance for doubtful accounts consists of the following for the years ended December 31 (in millions):

	2013	2012
Balance at beginning of year	$9.2	$3.3
Provision charged to expense	19.2	18.9
Accounts written off	(21.3)	(14.8)
Other	5.2	1.8

Balance at end of year	$12.3	$9.2

Schedule of estimated useful lives of plant, property and equipment

Asset Category	Estimated Useful Lives (Years)
Office and technical equipment	3 - 10
Computer equipment and software	3
Customer premise equipment	5
Vehicles	5
Headend equipment	7
Distribution facilities	10
Building and leasehold improvements	5 - 20